Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

13.Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2023	2024
	RMB	RMB
Gross carrying amount
Platform content	126,072	127,954
Trademark	38,955	39,536
License	32,000	32,000
Licensed copyrights of video content	31,133	55,094
Technology and domain name	13,618	13,745
Software	9,665	11,503
Total of gross carrying amount	251,443	279,832

Less: accumulated amortization
Platform content	(34,520)	(53,314)
Trademark	(6,787)	(10,483)
License	(12,089)	(14,222)
Licensed copyrights of video content	(25,380)	(31,661)
Technology and domain name	(7,051)	(9,609)
Software	(3,877)	(7,353)
Total accumulated amortization	(89,704)	(126,642)
Intangible assets, net	161,739	153,190

Amortization expense for the years ended December 31, 2022, 2023 and 2024 were RMB58,599, RMB54,320 and RMB 36,555, respectively.

As of December 31, 2024, intangible assets amortization expense arising from above intangible assets for future years is expected to be as follows:

Amortization expense
Year ended December 31,	of intangible assets
RMB
2025	36,691
2026	33,259
2027	31,612
2028	24,661
2029	7,857